Expense Example, No Redemption - A C I Shares - JPMorgan Access Balanced Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	551	790	1,048	1,785	156	509	886	1,814	80	278	492	1,108